Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Registrant Name	VanEck Vectors ETF Trust
Entity Central Index Key	0001137360
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 22, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Apr. 01, 2019